Other Operating Expenses (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	May 24, 2018 CLP ($)
Other Operating Expenses
Total	$ 42,656	$ 29,586	$ 25,868	$ 26,936
Write-offs for operating risks		11,378	6,360	5,475
Operations expenses leasing		4,501	10,152	1,893
Card administration		2,640	2,890	3,921
Provisions for contingencies		3		6,880
Other		$ (11,064)	$ (6,466)	$ (8,767)
Net write-off recognized for external fraud committed against the Bank					$ 6,002